INVENTORIES (Tables)	12 Months Ended
Jun. 30, 2021
Inventory Disclosure [Abstract]
Inventories are stated at the lower of cost (determined using the weighted average cost) or net realizable value. Inventories consist of the following:

Inventories are stated at the lower of cost (determined using the weighted average cost) or net realizable value. Inventories consist of the following:

	June 30, 2021	June 30, 2020
Raw materials	$1,314,020	$666,981
Work-in-process	3,367,716	500,331
Finished goods	772,635	2,096,538
Total Inventories	$5,454,371	$3,263,850